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                                                       -------------------------
                                                       OMB Number: 3235-0578

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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07148
                                   ---------------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3707 West Maple Road         Bloomfield Hills, Michigan             48301
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc. 3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                    ----------------------------

Date of fiscal year end:        December 31, 2008
                           ----------------------------

Date of reporting period:       September 30, 2008
                           ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 97.2%                                MARKET VALUE
================================================================================

             AEROSPACE & DEFENSE -- 6.0%
   170,000   BE Aerospace, Inc. *                                  $  2,691,100
    65,000   General Dynamics Corporation                             4,785,300
    65,000   United Technologies Corporation                          3,903,900
                                                                   ------------
                                                                     11,380,300
                                                                   ------------
             AUTO COMPONENTS -- 4.4%
   375,000   Gentex Corporation                                       5,362,500
   100,000   Johnson Controls, Inc.                                   3,033,000
                                                                   ------------
                                                                      8,395,500
                                                                   ------------
             AUTOMOBILES -- 4.1%
   100,000   Harley-Davidson, Inc.                                    3,730,000
   165,000   Thor Industries, Inc.                                    4,095,300
                                                                   ------------
                                                                      7,825,300
                                                                   ------------
             BUILDING PRODUCTS -- 1.4%
   100,000   Simpson Manufacturing Company, Inc.                      2,709,000
                                                                   ------------

             CHEMICALS -- 2.3%
    90,000   Balchem Corporation                                      2,400,300
   100,000   RPM International Inc.                                   1,934,000
                                                                   ------------
                                                                      4,334,300
                                                                   ------------
             COMMERCIAL BANKS -- 1.4%
    30,000   BB&T Corporation                                         1,134,000
   150,000   Synovus Financial Corporation                            1,552,500
                                                                   ------------
                                                                      2,686,500
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 0.3%
    10,000   Stericycle, Inc. *                                         589,100
                                                                   ------------

             COMMUNICATIONS EQUIPMENT -- 1.3%
   125,000   ADTRAN, Inc.                                             2,436,250
                                                                   ------------

             COMPUTERS & PERIPHERALS -- 2.6%
    80,000   Logitech International S.A. *                            1,865,600
    25,000   Stratasys, Inc. *                                          436,750
   135,000   Teradata Corporation *                                   2,632,500
                                                                   ------------
                                                                      4,934,850
                                                                   ------------
             CONSTRUCTION & ENGINEERING -- 1.2%
    65,000   Foster Wheeler, Ltd. *                                   2,347,150
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 97.2% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             DISTRIBUTORS -- 2.1%
   100,000   Genuine Parts Company                                 $  4,021,000
                                                                   ------------

             ELECTRICAL EQUIPMENT -- 2.6%
   120,000   Belden Inc.                                              3,817,200
    30,000   General Cable Corporation *                              1,068,900
                                                                   ------------
                                                                      4,886,100
                                                                   ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.1%
    45,000   Arrow Electronics, Inc. *                                1,179,900
    50,000   MTS Systems Corporation                                  2,105,000
    20,000   Rofin-Sinar Technologies, Inc. *                           612,200
                                                                   ------------
                                                                      3,897,100
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES -- 5.0%
   110,000   Halliburton Company                                      3,562,900
   270,000   ION Geophysical Corporation *                            3,831,300
   100,000   Patterson-UTI Energy, Inc.                               2,002,000
                                                                   ------------
                                                                      9,396,200
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 6.3%
    30,000   Beckman Coulter, Inc.                                    2,129,700
   125,000   Kinetic Concepts, Inc. *                                 3,573,750
   110,000   Neogen Corporation *                                     3,099,800
    50,000   Stryker Corporation                                      3,115,000
                                                                   ------------
                                                                     11,918,250
                                                                   ------------
             HOUSEHOLD DURABLES -- 2.4%
    50,000   Champion Enterprises, Inc. *                               277,500
   250,000   Craftmade International, Inc.                              932,500
   100,000   Pulte Homes, Inc.                                        1,397,000
    70,000   Ryland Group, Inc. (The)                                 1,856,400
                                                                   ------------
                                                                      4,463,400
                                                                   ------------
             INSURANCE -- 9.7%
     5,000   Alleghany Corporation *                                  1,825,000
   100,000   American Safety Insurance Holdings, Ltd. *               1,511,000
    40,000   Everest Re Group, Ltd.                                   3,461,200
    50,000   Hanover Insurance Group, Inc. (The)                      2,276,000
 1,000,000   Meadowbrook Insurance Group, Inc.                        7,060,000
   282,945   Unico American Corporation *                             2,320,149
                                                                   ------------
                                                                     18,453,349
                                                                   ------------
             IT SERVICES -- 2.3%
   175,000   Western Union Company (The)                              4,317,250
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 97.2% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             LEISURE EQUIPMENT & PRODUCTS -- 1.7%
   250,000   Brunswick Corporation                                 $  3,197,500
                                                                   ------------

             LIFE SCIENCES TOOLS & SERVICES -- 2.5%
    80,000   Waters Corporation *                                     4,654,400
                                                                   ------------

             MACHINERY -- 10.4%
    40,000   Caterpillar Inc.                                         2,384,000
   140,000   Graco, Inc.                                              4,985,400
    75,000   Illinois Tool Works, Inc.                                3,333,750
    60,000   Lincoln Electric Holdings, Inc.                          3,858,600
    60,000   Toro Company (The)                                       2,478,000
   100,000   Trinity Industries, Inc.                                 2,573,000
                                                                   ------------
                                                                     19,612,750
                                                                   ------------
             METALS & MINING -- 1.0%
    85,000   Alcoa, Inc.                                              1,919,300
                                                                   ------------

             MULTI-LINE RETAIL -- 1.2%
    65,000   Dollar Tree, Inc. *                                      2,363,400
                                                                   ------------

             OFFICE ELECTRONICS -- 3.3%
   225,000   Zebra Technologies Corporation - Class A *               6,266,250
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 4.8%
    20,000   Exxon Mobil Corporation                                  1,553,200
    25,000   Forest Oil Corporation *                                 1,240,000
    70,000   Frontier Oil Corporation                                 1,289,400
    70,000   Peabody Energy Corporation                               3,150,000
    60,000   Southwestern Energy Company *                            1,832,400
                                                                   ------------
                                                                      9,065,000
                                                                   ------------
             PROFESSIONAL SERVICES -- 0.8%
    35,000   Manpower, Inc.                                           1,510,600
                                                                   ------------

             REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.1%
    50,000   HCP, Inc.                                                2,006,500
                                                                   ------------

             ROAD & RAIL -- 2.4%
    50,000   Burlington Northern Santa Fe Corporation                 4,621,500
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 97.2% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             SPECIALTY RETAIL -- 7.8%
   105,000   Bed Bath & Beyond Inc. *                              $  3,298,050
   600,000   Chico's FAS, Inc. *                                      3,282,000
    90,000   Ross Stores, Inc.                                        3,312,900
    85,000   Sherwin-Williams Company (The)                           4,858,600
                                                                   ------------
                                                                     14,751,550
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 2.7%
   100,000   Coach, Inc. *                                            2,504,000
    35,000   VF Corporation                                           2,705,850
                                                                   ------------
                                                                      5,209,850
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $187,841,200)               $184,169,499
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 3.1%                              MARKET VALUE
--------------------------------------------------------------------------------

 5,889,102   Federated Government Obligations Tax-Managed Fund -
               Institutional Shares, 2.325% (a) (Cost $5,889,102)  $  5,889,102
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 100.3%
               (Cost $193,730,302)                                 $190,058,601

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)           (647,336)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $189,411,265
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

See notes to schedules of investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 99.6%                                MARKET VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE -- 2.0%
    29,200   General Dynamics Corporation                          $  2,149,704
                                                                   ------------

             AIR FREIGHT & LOGISTICS -- 1.6%
    49,100   Expeditors International of Washington, Inc.             1,710,644
                                                                   ------------

             AUTO COMPONENTS -- 2.3%
    81,900   Johnson Controls, Inc.                                   2,484,027
                                                                   ------------

             AUTOMOBILES -- 1.7%
    51,300   Harley-Davidson, Inc.                                    1,913,490
                                                                   ------------

             CAPITAL MARKETS -- 5.2%
    59,000   Eaton Vance Corporation                                  2,078,570
   163,900   SEI Investments Company                                  3,638,580
                                                                   ------------
                                                                      5,717,150
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 3.8%
   221,200   Rollins, Inc.                                            4,198,376
                                                                   ------------

             ELECTRICAL EQUIPMENT -- 3.1%
    82,200   AMETEK, Inc.                                             3,351,294
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 6.0%
    84,200   Amphenol Corporation                                     3,379,788
    31,900   Mettler-Toledo International Inc. *                      3,126,200
                                                                   ------------
                                                                      6,505,988
                                                                   ------------
             FOOD PRODUCTS -- 7.4%
    76,600   Kellogg Company                                          4,297,260
    98,300   McCormick & Company, Inc.                                3,779,635
                                                                   ------------
                                                                      8,076,895
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 13.6%
    23,300   Beckman Coulter, Inc.                                    1,654,067
    47,800   C. R. Bard, Inc.                                         4,534,786
    56,800   Stryker Corporation                                      3,538,640
    88,800   Varian Medical Systems, Inc. *                           5,073,144
                                                                   ------------
                                                                     14,800,637
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 1.5%
    55,500   Patterson Companies, Inc. *                              1,687,755
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.6% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             INSURANCE -- 3.2%
   160,200   Brown & Brown, Inc.                                   $  3,463,524
                                                                   ------------

             IT SERVICES -- 3.6%
   102,900   Accenture Ltd. - Class A                                 3,910,200
                                                                   ------------

             LEISURE EQUIPMENT & PRODUCTS -- 3.3%
    78,500   Polaris Industries, Inc.                                 3,570,965
                                                                   ------------

             LIFE SCIENCES TOOLS & SERVICES -- 3.5%
    59,900   Dionex Corporation *                                     3,806,645
                                                                   ------------

             MACHINERY -- 14.6%
    61,800   CLARCOR, Inc.                                            2,345,310
    55,000   Danaher Corporation                                      3,817,000
    61,400   Donaldson Company, Inc.                                  2,573,274
   100,200   Graco, Inc.                                              3,568,122
    88,900   Toro Company (The)                                       3,671,570
                                                                   ------------
                                                                     15,975,276
                                                                   ------------
             OIL, GAS & CONSUMABLE FUELS -- 12.5%
    49,400   Exxon Mobil Corporation                                  3,836,404
   115,900   Frontier Oil Corporation                                 2,134,878
    53,800   Occidental Petroleum Corporation                         3,790,210
    83,125   XTO Energy, Inc.                                         3,866,975
                                                                   ------------
                                                                     13,628,467
                                                                   ------------
             ROAD & RAIL -- 2.7%
    67,500   Landstar System, Inc.                                    2,974,050
                                                                   ------------

             SOFTWARE -- 1.2%
    25,950   FactSet Research Systems, Inc.                           1,355,887
                                                                   ------------

             SPECIALTY RETAIL -- 4.1%
    60,100   Bed Bath & Beyond Inc. *                                 1,887,741
    69,300   Ross Stores, Inc.                                        2,550,933
                                                                   ------------
                                                                      4,438,674
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 2.7%
   117,000   Coach, Inc. *                                            2,929,680
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $102,036,322)               $108,649,328
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CASH EQUIVALENTS -- 0.5%                              MARKET VALUE
--------------------------------------------------------------------------------

   549,947   Federated Government Obligations Tax-Managed Fund -
               Institutional Shares, 2.325% (a) (Cost $549,947)    $    549,947
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 100.1%
               (Cost $102,586,269)                                 $109,199,275

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)            (63,381)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $109,135,894
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

See notes to schedules of investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 92.9%                                MARKET VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE -- 4.0%
    18,000   General Dynamics Corporation                          $  1,325,160
    30,000   United Technologies Corporation                          1,801,800
                                                                   ------------
                                                                      3,126,960
                                                                   ------------
             AUTO COMPONENTS -- 2.6%
    30,000   Gentex Corporation                                         429,000
    52,500   Johnson Controls, Inc.                                   1,592,325
                                                                   ------------
                                                                      2,021,325
                                                                   ------------
             AUTOMOBILES -- 2.7%
    55,000   Harley-Davidson, Inc.                                    2,051,500
                                                                   ------------

             CHEMICALS -- 5.1%
   130,000   RPM International Inc.                                   2,514,200
    60,000   Scotts Miracle-Gro Company (The) - Class A               1,418,400
                                                                   ------------
                                                                      3,932,600
                                                                   ------------
             COMMERCIAL BANKS -- 5.5%
    50,000   BB&T Corporation                                         1,890,000
   130,000   Synovus Financial Corporation                            1,345,500
    30,000   United Bankshares, Inc.                                  1,050,000
                                                                   ------------
                                                                      4,285,500
                                                                   ------------
             COMMERICAL SERVICES & SUPPLIES -- 4.3%
    60,000   HNI Corporation                                          1,520,400
    75,000   R.R. Donnelley & Sons Company                            1,839,750
                                                                   ------------
                                                                      3,360,150
                                                                   ------------
             DISTRIBUTORS -- 1.8%
    35,000   Genuine Parts Company                                    1,407,350
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES -- 4.5%
    60,000   Halliburton Company                                      1,943,400
    20,000   Schlumberger Limited                                     1,561,800
                                                                   ------------
                                                                      3,505,200
                                                                   ------------
             FOOD & STAPLES RETAILING -- 2.8%
    70,000   Sysco Corporation                                        2,158,100
                                                                   ------------

             FOOD PRODUCTS -- 5.7%
    60,000   Hormel Foods Corporation                                 2,176,800
    40,000   Kellogg Company                                          2,244,000
                                                                   ------------
                                                                      4,420,800
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 92.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 5.5%
    13,500   Beckman Coulter, Inc.                                 $    958,365
    15,000   Becton, Dickinson & Company                              1,203,900
    34,000   Stryker Corporation                                      2,118,200
                                                                   ------------
                                                                      4,280,465
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 3.3%
    37,000   Laboratory Corporation of America Holdings *             2,571,500
                                                                   ------------

             HOUSEHOLD DURABLES -- 4.1%
    80,000   Leggett & Platt, Inc.                                    1,743,200
    35,000   Stanley Works (The)                                      1,460,900
                                                                   ------------
                                                                      3,204,100
                                                                   ------------
             INDUSTRIAL CONGLOMERATES -- 1.3%
    25,000   Raven Industries, Inc.                                     983,750
                                                                   ------------

             INSURANCE -- 6.1%
    40,000   HCC Insurance Holdings, Inc.                             1,080,000
    30,000   Mercury General Corporation                              1,642,500
    30,000   PartnerRe Ltd.                                           2,004,300
                                                                   ------------
                                                                      4,726,800
                                                                   ------------
             IT SERVICES -- 2.6%
    60,000   Paychex, Inc.                                            1,981,800
                                                                   ------------

             MACHINERY -- 8.0%
    25,000   Caterpillar Inc.                                         1,490,000
    65,000   Graco, Inc.                                              2,314,650
    35,000   PACCAR, Inc.                                             1,336,650
    25,000   Toro Company (The)                                       1,032,500
                                                                   ------------
                                                                      6,173,800
                                                                   ------------
             MULTI-LINE RETAIL -- 2.2%
    70,000   Family Dollar Stores, Inc.                               1,659,000
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 2.7%
    18,000   Exxon Mobil Corporation                                  1,397,880
    15,000   Peabody Energy Corporation                                 675,000
                                                                   ------------
                                                                      2,072,880
                                                                   ------------
             ROAD & RAIL -- 4.8%
    22,500   Burlington Northern Santa Fe Corporation                 2,079,675
    25,000   Norfolk Southern Corporation                             1,655,250
                                                                   ------------
                                                                      3,734,925
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
    SHARES   COMMON STOCKS -- 92.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             SPECIALTY RETAIL -- 8.5%
    60,000   Cato Corporation (The) - Class A                      $  1,053,000
    90,000   Ross Stores, Inc.                                        3,312,900
    38,000   Sherwin-Williams Company (The)                           2,172,080
                                                                   ------------
                                                                      6,537,980
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 2.2%
    22,000   VF Corporation                                           1,700,820
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS -- 2.6%
    12,000   Fastenal Company                                           592,680
    16,000   W.W. Grainger, Inc.                                      1,391,520
                                                                   ------------
                                                                      1,984,200
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $72,888,402)                $ 71,881,505
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 7.6%                              MARKET VALUE
--------------------------------------------------------------------------------

 3,564,608   Federated Government Obligations Tax-Managed Fund -
               Institutional Shares, 2.325% (a)                    $  3,564,608
 2,331,299   Federated Treasury Obligations Fund - Institutional
               Shares, 1.018% (a)                                     2,331,299
                                                                   ------------
             TOTAL CASH EQUIVALENTS (Cost $5,895,907)              $  5,895,907
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 100.5%
               (Cost $78,784,309)                                  $ 77,777,412

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)           (419,708)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 77,357,704
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

See notes to schedules of investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 72.2%                                MARKET VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE -- 1.5%
     2,500   Precision Castparts Corporation                       $    196,950
                                                                   ------------

             AIR FREIGHT & LOGISTICS -- 0.5%
     2,000   Expeditors International of Washington, Inc.                69,680
                                                                   ------------

             AUTO COMPONENTS -- 0.2%
     2,000   Gentex Corporation                                          28,600
                                                                   ------------

             BUILDING PRODUCTS -- 1.9%
    10,000   USG Corporation *                                          256,000
                                                                   ------------

             CHEMICALS -- 0.7%
     4,000   Scotts Miracle-Gro Company (The) - Class A                  94,560
                                                                   ------------

             COMMUNICATIONS EQUIPMENT -- 1.5%
     3,700   Harris Corporation                                         170,940
    10,000   Telular Corporation *                                       24,100
                                                                   ------------
                                                                        195,040
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 2.5%
     4,000   Logitech International S.A. *                               93,280
    12,500   Seagate Technology                                         151,500
     5,000   Teradata Corporation *                                      97,500
                                                                   ------------
                                                                        342,280
                                                                   ------------
             ELECTRICAL EQUIPMENT -- 3.1%
     3,000   Acuity Brands, Inc.                                        125,280
     4,200   AZZ, Inc. *                                                173,754
     3,000   Thomas & Betts Corporation *                               117,210
                                                                   ------------
                                                                        416,244
                                                                   ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 6.7%
     9,000   Arrow Electronics, Inc. *                                  235,980
    15,000   Ingram Micro, Inc. - Class A *                             241,050
    10,000   MTS Systems Corporation                                    421,000
                                                                   ------------
                                                                        898,030
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES -- 4.0%
     1,000   Atwood Oceanics, Inc. *                                     36,400
     5,000   Nabors Industries Ltd. *                                   124,600
    12,500   Patterson-UTI Energy, Inc.                                 250,250
     4,000   Rowan Companies, Inc.                                      122,200
                                                                   ------------
                                                                        533,450
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
     9,500   Kinetic Concepts, Inc. *                                   271,605
                                                                   ------------

             HOUSEHOLD DURABLES -- 0.6%
     2,500   Garmin Ltd.                                                 84,850
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 72.2% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             INSURANCE -- 11.7%
     1,150   Alleghany Corporation *                               $    419,750
    15,000   Brown & Brown, Inc.                                        324,300
       750   Markel Corporation *                                       263,625
    40,000   Meadowbrook Insurance Group, Inc.                          282,400
       600   White Mountains Insurance Group Ltd.                       281,850
                                                                   ------------
                                                                      1,571,925
                                                                   ------------
             INTERNET SOFTWARE & SERVICES -- 1.1%
    25,000   RADVision Ltd. *                                           150,250
                                                                   ------------

             IT SERVICES -- 3.4%
    30,000   Broadridge Financial Solutions, Inc.                       461,700
                                                                   ------------

             MACHINERY -- 6.1%
     2,000   Hurco Companies, Inc. *                                     59,140
    15,000   Sun Hydraulics Corporation                                 390,600
     4,000   Terex Corporation *                                        122,080
    10,000   Trinity Industries, Inc.                                   257,300
                                                                   ------------
                                                                        829,120
                                                                   ------------
             MARINE -- 0.8%
     2,500   Alexander & Baldwin, Inc.                                  110,075
                                                                   ------------

             MEDIA -- 0.9%
    12,000   Harte-Hanks, Inc.                                          124,440
                                                                   ------------

             METALS & MINING -- 1.0%
     3,000   Haynes International, Inc. *                               140,490
                                                                   ------------

             OFFICE ELECTRONICS -- 2.1%
    10,000   Zebra Technologies Corporation - Class A *                 278,500
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 7.1%
     3,000   Cimarex Energy Company                                     146,730
    15,000   Holly Corporation                                          433,800
     7,000   Rosetta Resources, Inc. *                                  128,520
     2,000   Southwestern Energy Company *                               61,080
     2,000   St. Mary Land & Exploration Company                         71,300
     2,500   XTO Energy, Inc.                                           116,300
                                                                   ------------
                                                                        957,730
                                                                   ------------
             PHARMACEUTICALS -- 0.9%
     6,000   Endo Pharmaceuticals Holdings, Inc. *                      120,000
                                                                   ------------

             PROFESSIONAL SERVICES -- 2.7%
     4,000   Manpower, Inc.                                             172,640
    76,350   Sparton Corporation *                                      191,639
                                                                   ------------
                                                                        364,279
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 72.2% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
     5,000   Analog Devices, Inc.                                  $    131,750
     8,000   National Semiconductor Corporation                         137,680
                                                                   ------------
                                                                        269,430
                                                                   ------------
             SOFTWARE -- 0.8%
     5,000   Manhattan Associates, Inc. *                               111,700
                                                                   ------------

             SPECIALTY RETAIL -- 3.9%
     3,500   Ross Stores, Inc.                                          128,835
    17,190   Signet Jewelers Ltd.                                       401,902
                                                                   ------------
                                                                        530,737
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
    10,000   Coach, Inc. *                                              250,400
     4,000   Gildan Activewear, Inc. *                                   91,120
                                                                   ------------
                                                                        341,520
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $10,054,663)                $  9,749,185
                                                                   ------------

================================================================================
    SHARES   EXCHANGE-TRADED FUNDS -- 4.7%                         MARKET VALUE
--------------------------------------------------------------------------------

     7,500   SPDR Gold Trust * (Cost $577,457)                     $    638,025
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 13.3%                             MARKET VALUE
--------------------------------------------------------------------------------

   598,533   Federated Government Obligations Tax-Managed Fund -
               Institutional Shares, 2.325% (a)                    $    598,533
   598,533   Federated Treasury Obligations Fund - Institutional
               Shares, 1.018% (a)                                       598,533
   596,883   Federated U.S. Treasury Cash Reserves Fund -
               Institutional Shares, 1.135% (a)                         596,883
                                                                   ------------
             TOTAL CASH EQUIVALENTS (Cost $1,793,949)              $  1,793,949
                                                                   ------------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 11.4%                    MARKET VALUE
--------------------------------------------------------------------------------

$1,534,015   U.S. Bank N.A., 0.50%, dated 09/30/08, due 10/01/08
               repurchase proceeds: $1,534,036 (Cost $1,534,015)   $  1,534,015
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 101.6%
               (Cost $13,960,084)                                  $ 13,715,174

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)           (222,222)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 13,492,952
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

(1)   Repurchase  agreement is fully  collateralized  by $1,534,015  FGCI Pool #
      E99430,  4.50%,  due  09/01/2018.   The  aggregate  market  value  of  the
      collateral at September 30, 2008 was $1,564,753.

See notes to schedules of investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
 PAR VALUE   U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 25.2%       MARKET VALUE
--------------------------------------------------------------------------------

             U.S. TREASURIES -- 13.8%
$1,500,000   U.S. Treasury Note, 4.250%, due 10/15/10              $  1,569,492
 1,500,000   U.S. Treasury Note, 4.375%, due 08/15/12                 1,597,383
 1,500,000   U.S. Treasury Note, 3.875%, due 05/15/18                 1,509,843
 1,089,000   U.S. Treasury Inflation-Protection Note, 2.500%,
               due 07/15/16                                           1,114,609
 1,061,130   U.S. Treasury Inflation-Protection Note, 2.625%,
               due 07/15/17                                           1,092,798
                                                                   ------------
                                                                      6,884,125
                                                                   ------------
             U.S. GOVERNMENT AGENCIES -- 11.4%
 1,000,000   Federal Farm Credit Bank, 4.480%, due 08/24/12           1,020,247
 1,000,000   Federal Farm Credit Bank, 4.600%, due 12/27/12           1,023,130
 1,000,000   Federal Farm Credit Bank, 4.500%, due 01/22/15           1,000,787
 1,000,000   Federal Home Loan Bank, 5.000%, due 09/01/10             1,030,854
 1,500,000   Private Export Funding Corporation, 5.685%,
               due 05/15/12                                           1,588,542
                                                                   ------------
                                                                      5,663,560
                                                                   ------------
             TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS (Cost $12,358,992)               $ 12,547,685
                                                                   ------------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 45.8%                              MARKET VALUE
--------------------------------------------------------------------------------

             CONSUMER PRODUCTS -- 6.0%
$1,000,000   Harley-Davidson, Inc. - 144A(b), 3.625%, due 12/15/08 $    997,649
 1,000,000   Stanley Works (The), 5.000%, due 03/15/10                1,009,889
 1,000,000   Sysco Corporation, 4.200%, due 02/12/13                    990,928
                                                                   ------------
                                                                      2,998,466
                                                                   ------------
             FINANCE -- 5.4%
 1,000,000   BB&T Corporation, 4.750%, due 10/01/12                     896,670
 1,000,000   Caterpillar Financial Services Corporation, 4.750%,
               due 02/17/15                                             909,577
 1,000,000   Marshall & Ilsley Bank, 5.250%, due 09/04/12               871,503
                                                                   ------------
                                                                      2,677,750
                                                                   ------------
             FOOD & TOBACCO -- 3.3%
   600,000   Hormel Foods Corporation, 6.625%, due 06/01/11             627,967
 1,000,000   Kellogg Company, 6.600%, due 04/01/11                    1,038,034
                                                                   ------------
                                                                      1,666,001
                                                                   ------------
             HEALTH CARE -- 1.9%
 1,000,000   Becton Dickinson & Company, 4.550%, due 04/15/13           974,815
                                                                   ------------

             INDUSTRIALS -- 23.2%
 1,000,000   Apache Corporation, 5.625%, due 01/15/17                   939,646
 1,047,081   Burlington Northern Santa Fe Corporation, 5.720%,
               due 01/15/24                                             996,811
 1,000,000   Cooper US, Inc., 5.450%, due 04/01/15                    1,010,614
 1,000,000   Dover Corporation, 6.500%, due 02/15/11                  1,054,755
 1,000,000   Halliburton Company, 5.500%, due 10/15/10                1,029,314

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 45.8% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------

             INDUSTRIALS -- 23.2% (CONTINUED)
$  500,000   Johnson Controls, Inc., 5.250%, due 01/15/11          $    505,752
   500,000   Johnson Controls, Inc., 5.500%, due 01/15/16               476,553
 1,000,000   Masco Corporation, 5.875%, due 07/15/12                    955,255
 1,000,000   PPG Industries, Inc., 6.650%, due 03/15/18                 987,567
 1,000,000   Praxair, Inc., 6.375%, due 04/01/12                      1,039,985
 1,000,000   Rockwell Automation, Inc., 5.650%, due 12/01/17          1,001,331
   500,000   R.R. Donnelley & Sons Company, 4.950%, due 05/15/10        493,558
 1,000,000   United Technologies Corporation, 6.350%, due 03/01/11    1,058,076
                                                                   ------------
                                                                     11,549,217
                                                                   ------------
             UTILITIES -- 6.0%
 1,000,000   FPL Group Capital, Inc., 5.625%, due 09/01/11            1,021,680
 1,000,000   National Rural Utilities Cooperative Finance
               Corporation, 4.750%, due 03/01/14                        954,233
 1,000,000   Southern Power Company, 6.250%, due 07/15/12             1,017,490
                                                                   ------------
                                                                      2,993,403
                                                                   ------------

             TOTAL CORPORATE BONDS (Cost $23,654,619)              $ 22,859,652
                                                                   ------------

================================================================================
    SHARES   COMMON STOCKS -- 17.3%                                MARKET VALUE
--------------------------------------------------------------------------------

             AUTOMOBILES -- 0.5%
     7,000   Harley-Davidson, Inc.                                 $    261,100
                                                                   ------------

             CHEMICALS -- 1.6%
    40,000   RPM International Inc.                                     773,600
                                                                   ------------

             COMMERCIAL BANKS -- 1.4%
    12,000   BB&T Corporation                                           453,600
    25,000   Synovus Financial Corporation                              258,750
                                                                   ------------
                                                                        712,350
                                                                   ------------
             COMMERICAL SERVICES & SUPPLIES -- 0.8%
    15,000   R.R. Donnelley & Sons Company                              367,950
                                                                   ------------

             DISTRIBUTORS -- 1.0%
    12,000   Genuine Parts Company                                      482,520
                                                                   ------------

             ELECTRIC UTILITIES -- 1.5%
    20,000   Southern Company                                           753,800
                                                                   ------------

             FOOD & STAPLES RETAILING -- 1.1%
    18,000   Sysco Corporation                                          554,940
                                                                   ------------

             FOOD PRODUCTS -- 0.9%
     7,500   Kellogg Company                                            420,750
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 17.3% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             HOUSEHOLD DURABLES -- 1.5%
    27,000   Leggett & Platt, Inc.                                 $    588,330
    10,000   Newell Rubbermaid Inc.                                     172,600
                                                                   ------------
                                                                        760,930
                                                                   ------------
             INSURANCE -- 2.1%
    20,000   Arthur J. Gallagher & Co.                                  513,200
    10,000   Mercury General Corporation                                547,500
                                                                   ------------
                                                                      1,060,700
                                                                   ------------
             IT SERVICES -- 1.0%
    15,000   Paychex, Inc.                                              495,450
                                                                   ------------

             MULTI-UTILITIES -- 1.0%
    15,000   NSTAR                                                      502,500
                                                                   ------------

             SPECIALTY RETAIL -- 2.0%
    15,000   Ross Stores, Inc.                                          552,150
     8,000   Sherwin-Williams Company (The)                             457,280
                                                                   ------------
                                                                      1,009,430
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
     6,000   VF Corporation                                             463,860
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $8,473,345)                 $  8,619,880
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 10.8%                             MARKET VALUE
--------------------------------------------------------------------------------

 2,363,991   Federated Government Obligations Tax-Managed Fund -
               Institutional Shares, 2.325% (a)                    $  2,363,991
 2,361,851   Federated Treasury Obligations Fund - Institutional
               Shares, 1.018% (a)                                     2,361,851
   667,713   Federated U.S. Treasury Cash Reserves Fund -
               Institutional Shares, 1.135% (a)                         667,713
                                                                   ------------
             TOTAL CASH EQUIVALENTS (Cost $5,393,555)              $  5,393,555
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 99.1%
               (Cost $49,880,511)                                  $ 49,420,772

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%              451,446
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 49,872,218
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

(b) 144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to schedules of investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

1.    SECURITIES VALUATION

The portfolio securities of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund and Ave Maria Bond Fund (the "Funds") which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, all of the inputs used to value the investments of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and Ave Maria Opportunity Fund were Level 1.

The following is a summary of the inputs used to value Ave Maria Bond Fund's investments as of September 30, 2008:

                                                             AVE MARIA
            VALUATION INPUTS                                 BOND FUND
            ---------------------------------------------   ------------

            Level 1 - Quoted Prices                         $ 14,013,435
            Level 2 - Other Significant Observable Inputs     35,407,337
                                                            ------------
            Total                                           $ 49,420,772
                                                            ============

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2008:

                                Ave Maria                         Ave Maria        Ave Maria
                                 Catholic        Ave Maria          Rising        Opportunity       Ave Maria
                               Values Fund      Growth Fund     Dividend Fund         Fund          Bond Fund
                              -------------    -------------    -------------    -------------    -------------
Cost of portfolio
investments                   $ 194,286,168    $ 102,586,269    $  78,793,286    $  13,977,233    $  49,880,511
                              =============    =============    =============    =============    =============

Gross unrealized
appreciation                  $  20,059,274    $  15,701,026    $   5,500,673    $     540,597    $     955,490
Gross unrealized
depreciation                    (24,286,841)      (9,088,020)      (6,516,547)        (802,656)      (1,415,229)
                              -------------    -------------    -------------    -------------    -------------

Net unrealized
appreciation/(depreciation)   $  (4,227,567)   $   6,613,006    $  (1,015,874)   $    (262,059)   $    (459,739)
                              =============    =============    =============    =============    =============


The difference between the federal income tax cost of portfolio investments and the schedule of investment cost for Ave Maria Catholic Values Fund, Ave Maria Rising Dividend Fund and Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and due to the tax deferral of losses on wash sales.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 89.9%                                MARKET VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE -- 5.1%
     5,000   Boeing Company                                        $    286,750
     5,000   Precision Castparts Corporation                            393,900
    25,000   Rockwell Collins, Inc.                                   1,202,250
                                                                   ------------
                                                                      1,882,900
                                                                   ------------
             AUTOMOBILES -- 1.7%
    10,000   Harley-Davidson, Inc.                                      373,000
    10,000   Thor Industries, Inc.                                      248,200
                                                                   ------------
                                                                        621,200
                                                                   ------------
             BEVERAGES -- 0.9%
     6,000   Coca-Cola Company (The)                                    317,280
                                                                   ------------

             COMMERCIAL BANKS -- 4.2%
    40,000   Comerica, Inc.                                           1,311,600
    27,687   Oxford Bank Corporation *                                  249,183
                                                                   ------------
                                                                      1,560,783
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 4.2%
    50,000   Dell, Inc. *                                               824,000
    10,000   Logitech International S.A. *                              233,200
    25,000   Teradata Corporation *                                     487,500
                                                                   ------------
                                                                      1,544,700
                                                                   ------------
             DIVERSIFIED CONSUMER SERVICES -- 0.5%
     1,000   Strayer Education, Inc.                                    200,260
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 2.0%
    20,000   PICO Holdings, Inc. *                                      718,200
                                                                   ------------

             ELECTRICAL EQUIPMENT -- 1.1%
    10,000   AZZ, Inc. *                                                413,700
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 5.1%
    10,000   Arrow Electronics, Inc. *                                  262,200
    10,000   Avnet, Inc. *                                              246,300
    20,000   Ingram Micro, Inc. - Class A *                             321,400
    25,000   MTS Systems Corporation                                  1,052,500
                                                                   ------------
                                                                      1,882,400
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES -- 2.7%
    15,000   Nabors Industries Ltd. *                                   373,800
    12,500   Patterson-UTI Energy, Inc.                                 250,250
    12,500   Rowan Companies, Inc.                                      381,875
                                                                   ------------
                                                                      1,005,925
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 89.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
    40,000   Kinetic Concepts, Inc. *                              $  1,143,600
     7,500   Neogen Corporation *                                       211,350
                                                                   ------------
                                                                      1,354,950
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 0.6%
    80,949   Continucare Corporation *                                  216,134
                                                                   ------------

             HOUSEHOLD DURABLES -- 3.7%
    20,000   Mohawk Industries, Inc. *                                1,347,800
                                                                   ------------

             INDUSTRIAL CONGLOMERATES -- 1.9%
    10,000   3M Company                                                 683,100
                                                                   ------------

             INSURANCE -- 18.7%
     1,500   Alleghany Corporation *                                    547,500
        10   Berkshire Hathaway, Inc. - Class A *                     1,306,000
    25,000   Brown & Brown, Inc.                                        540,500
     2,750   Markel Corporation *                                       966,625
   250,000   Meadowbrook Insurance Group, Inc.                        1,765,000
    15,000   Progressive Corporation (The)                              261,000
   182,700   Unico American Corporation *                             1,498,140
                                                                   ------------
                                                                      6,884,765
                                                                   ------------
             IT SERVICES -- 2.6%
     5,000   Accenture Ltd.                                             190,000
    50,000   Broadridge Financial Solutions, Inc.                       769,500
                                                                   ------------
                                                                        959,500
                                                                   ------------
             MACHINERY -- 2.7%
     3,000   PACCAR, Inc.                                               114,570
    25,000   Sun Hydraulics Corporation                                 651,000
     8,000   Terex Corporation *                                        244,160
                                                                   ------------
                                                                      1,009,730
                                                                   ------------
             MARINE -- 1.2%
    10,000   Alexander & Baldwin, Inc.                                  440,300
                                                                   ------------

             MEDIA -- 3.7%
    80,000   Gannett Company, Inc.                                    1,352,800
                                                                   ------------

             OFFICE ELECTRONICS -- 0.8%
    10,000   Zebra Technologies Corporation - Class A *                 278,500
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 89.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------

             OIL, GAS & CONSUMABLE FUELS -- 4.6%
     6,500   Cimarex Energy Company                                $    317,915
    25,000   Holly Corporation                                          723,000
    12,500   Rosetta Resources, Inc. *                                  229,500
     4,000   Southwestern Energy Company *                              122,160
     6,500   XTO Energy, Inc.                                           302,380
                                                                   ------------
                                                                      1,694,955
                                                                   ------------
             PHARMACEUTICALS -- 3.5%
    20,000   Bristol-Myers Squibb Company                               417,000
     8,000   Eli Lilly & Company                                        352,240
     7,500   Johnson & Johnson                                          519,600
                                                                   ------------
                                                                      1,288,840
                                                                   ------------
             PROFESSIONAL SERVICES -- 2.8%
    10,000   Manpower, Inc.                                             431,600
     5,000   Robert Half International, Inc.                            123,750
   188,350   Sparton Corporation *                                      472,758
                                                                   ------------
                                                                      1,028,108
                                                                   ------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
    16,499   I. Gordon Corporation *                                    186,438
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
    10,000   Analog Devices, Inc.                                       263,500
    10,000   National Semiconductor Corporation                         172,100
                                                                   ------------
                                                                        435,600
                                                                   ------------
             SOFTWARE -- 1.9%
     8,000   Manhattan Associates, Inc. *                               178,720
    20,000   Microsoft Corporation                                      533,800
                                                                   ------------
                                                                        712,520
                                                                   ------------
             SPECIALTY RETAIL -- 3.0%
     7,500   Sherwin-Williams Company (The)                             428,700
    28,760   Signet Jewelers Ltd.                                       672,409
                                                                   ------------
                                                                      1,101,109
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 4.5%
    25,000   Coach, Inc. *                                              626,000
     1,000   K-Swiss, Inc. - Class A                                     17,400
    30,000   Weyco Group, Inc.                                        1,004,100
                                                                   ------------
                                                                      1,647,500
                                                                   ------------
             THRIFTS & MORTGAGE FINANCE -- 0.8%
       237   AmTrust Financial Corporation                              290,325
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $35,736,318)                $ 33,060,322
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   OPEN-END FUNDS -- 0.0%                                MARKET VALUE
--------------------------------------------------------------------------------

        57   Sequoia Fund (Cost $7,502)                            $      7,038
                                                                   ------------

================================================================================
    SHARES   EXCHANGE-TRADED FUNDS -- 6.0%                         MARKET VALUE
--------------------------------------------------------------------------------

     5,000   iShares S&P 100 Index Fund                            $    265,200
     2,500   Rydex Russell Top 50 ETF                                   220,200
    20,000   SPDR Gold Trust *                                        1,701,400
                                                                   ------------

             TOTAL EXCHANGE-TRADED FUNDS (Cost $2,255,509)         $  2,186,800
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 4.8%                              MARKET VALUE
--------------------------------------------------------------------------------

 1,711,472   Federated Government Obligations Tax-Managed Fund -
               Institutional Shares, 2.325% (a)                    $  1,711,472
    47,279   Federated Treasury Obligations Fund - Institutional
               Shares, 1.018% (a)                                        47,279
                                                                   ------------

             TOTAL CASH EQUIVALENTS (Cost $1,758,751)              $  1,758,751
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 100.7%
               (Cost $39,758,080)                                  $ 37,012,911

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)           (270,699)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 36,742,212
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

See notes to schedule of investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

1. SECURITIES VALUATION

The securities of the Schwartz Value Fund (the "Fund") which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Financial   Accounting  Standards  Board's  Statement  on  Financial  Accounting
Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, all of the inputs used to value the Fund's investments were Level 1.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2008:

            Cost of portfolio of investments           $ 39,743,134
                                                       ============

            Gross unrealized appreciation              $  3,987,706

            Gross unrealized depreciation                (6,717,929)
                                                       ------------
            Net unrealized depreciation                $ (2,730,223)
                                                       ============

The difference between the federal income tax cost of portfolio investments and the schedule of investment cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ George P. Schwartz
                              --------------------------------------------------
                                    George P. Schwartz, President

Date         November 10, 2008
       -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ George P. Schwartz
                              --------------------------------------------------
                                    George P. Schwartz, President

Date         November 10, 2008
       -----------------------------

By (Signature and Title)*           /s/ Timothy S. Schwartz
                              --------------------------------------------------
                                    Timothy S. Schwartz, Treasurer

Date         November 10, 2008
       -----------------------------

* Print the name and title of each signing officer under his or her signature.